Shareholders’ equity (deficiency)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity (deficiency)
Note 13. Shareholders’ equity
a.Ordinary Shares
As of December 31, 2025 and 2024, the Company was authorized to issue 3,454,112,863 shares of par value NIS 0.00001 per share ordinary share. The voting, dividend and liquidation rights of the holders of the Company’s common share is subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.
Ordinary Shares confers upon its holders the following rights:
i.The right to participate and vote in the Company’s general meetings. Each ordinary share will entitle its holder, when attending and participating in the voting to one vote;
ii.Dividends or distribution shall be paid or be made to the holders of ordinary shares, shall be in an amount equal the product of the dividend or distribution payable or made on each ordinary share determined as if all preferred shares had been converted into ordinary shares and the number of ordinary shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and
iii.The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the share held by such holder.

b.Option Plan, RSU’s and PSU’s:
On August 5, 2021, the Company adopted the 2021 Share Inventive Plan (the “2021 Share Incentive Plan”). The 2021 Share Incentive Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs, PSUs, and other share-based awards.
As of December 31, 2025 the aggregate number of shares that may be issued pursuant to awards under this 2021 Plan is 17,898,577 and there were 11,297,923 Ordinary Shares underlying outstanding awards (including options, PSUs and RSUs).
As of December 31, 2025 the aggregate amount of options, RSUs and PSUs outstanding under all plans is 12,624,891.
A summary of the status of options under the 2021 Shares Incentive Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2024	10,472,033	$4.93	6.23
Granted	—	—
Exercised	5,559,075	3.61
Forfeited	307,414	7.62
Outstanding at December 31, 2025	4,605,544	$6.35	6.18
Exercisable at December 31, 2025	3,372,738	$5.65	5.61
The weighted average fair values at grant date of options granted for the year ended December 31, 2024 and 2023 were $5.81 and $3.59 per share, respectively.
The total intrinsic value of options exercised during the years 2025, 2024 and 2023, was $80,390, $72,615, and $33,237, respectively.
The aggregate intrinsic value of the outstanding options at December 31, 2025, 2024 and 2023, represents the amount of 4,605,544, 10,472,033 and 15,728,176, respectively, outstanding options that are in-the-money as of such dates. As of December 31, 2025, 2024 and 2023 all outstanding options are in-the-money.
A summary of the status of RSUs and PSUs under the 2021 Share Incentive Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

	Number of RSUs	Weighted - average fair value
Unvested at December 31, 2024	7,289,971	$7.99
Granted	5,111,257	16.71
Vested	3,489,554	8.55
Forfeited	892,327	9.34
Unvested, at December 31, 2025	8,019,347	$13.16
The weighted average fair value at grant date of RSUs and PSUs granted for the year ended December 31, 2025, 2024 and 2023 was $16.71, $10.63, and $5.75, respectively.
The total aggregate fair value of shares vested during the years 2025, 2024 and 2023 was $62,689, $44,304 and $13,805 respectively.
As of December 31, 2025, the Company had approximately $89,687 of unrecognized compensation expense related to non-vested shares options, non-vested RSU’s and non-vested PSU’s expected to be recognized over a weighted average period of 2.35 years.
c.2021 Employee Share Purchase Plan:
On August 5, 2021, the Company adopted the 2021 Employee Share Purchase Plan (“ESPP”).
As of December 31, 2025, the aggregate number of ordinary shares that may be issued pursuant to rights granted under the ESPP shall be 2,448,431 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the Plan shall be increased by that number of Shares equal to the lesser of (a) 1.0% of the ordinary shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of shares as may be determined by the Company’s Board of Directors. If any right granted under the ESPP shall for any reason terminate without having been exercised, the Shares not purchased under such right shall again become available for issuance under the ESPP.
As of December 31, 2025, 2024 and 2023, 345,718, 399,688 and 587,579 ordinary shares had been issued under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.
d.The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the year ended December 31, 2025, 2024 and 2023, was comprised as follows:

	Year Ended December 31,
	2025	2024	2023
Cost of revenues	$3,180	$2,227	$1,733
Research and development	10,008	6,663	4,673
Sales and marketing	13,861	10,216	6,478
General and administrative	17,843	11,469	6,114
	$44,892	$30,575	$18,998